Kenneth J. Gordon	Goodwin Procter LLP
617.570.1327	Counsellors at Law
kgordon@goodwinprocter.com	Exchange Place
Boston, MA 02109
T: 617.570.1000
F: 617.523.1231

December 13, 2005
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street N.E.
Washington, D.C. 20549-3561
Attention: Karen J. Garnett

Re:	Lionbridge Technologies, Inc. Amendment No. 2 to Registration Statement on Form S-3 File No. 333-129933
Ladies and Gentlemen:
     Submitted herewith for filing on behalf of Lionbridge Technologies, Inc. (the “Company”) is Amendment Number 2 to the Company’s Registration Statement on Form S-3 (File No. 333-129933) (as amended, the “Registration Statement”). The filing fee of $8,550.10 for the Registration Statement was sent by wire transfer to the Securities and Exchange Commission on November 23, 2005. Please contact the me at (617) 570-1327 with any questions or comments you may have regarding this filing.

Sincerely,
/s/ Kenneth J. Gordon
Kenneth J. Gordon

cc:	Charito A. Mittelman, Esq. Mr. Rory Cowan Mr. Stephen J. Lifshatz Margaret A. Shukur, Esq. Robert Risoleo, Esq. Arthur R. McGivern, Esq.